Related party disclosures (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Sales to related party	£ 0	£ 0	£ 71,000
Purchases from related party	0	530,000	744,000
Outstanding balances for related party transactions [abstract]
Outstanding balances, due from related parties	0	0
Outstanding balances, due to related parties	0	0
Aigenpulse Limited [Member]
Related party transactions [abstract]
Sales to related party	0	0	0
Purchases from related party	0	500,000	729,000
Adaptimmune Limited [Member]
Related party transactions [abstract]
Sales to related party	0	0	69,000
Purchases from related party	0	0	0
Malin Life Sciences Holdings Limited [Member]
Related party transactions [abstract]
Sales to related party	0	0	0
Purchases from related party	0	0	2,000
Oxford Nanosystems Limited [Member]
Related party transactions [abstract]
Sales to related party	0	0	2,000
Purchases from related party	0	0	0
Oxford Innovation Ltd [Member]
Related party transactions [abstract]
Sales to related party	0	0	0
Purchases from related party	£ 0	£ 30,000	£ 13,000